Note 11 - Long-term Debt (Details Textual) € in Millions																																																		1 Months Ended										6 Months Ended		12 Months Ended
	May 21, 2024 USD ($)	May 16, 2024 USD ($)	Apr. 19, 2024 USD ($)	Feb. 28, 2024 USD ($)	Feb. 27, 2024 USD ($)	Feb. 16, 2024 USD ($)	Feb. 01, 2024 USD ($)	Dec. 07, 2023 USD ($)	Dec. 05, 2023 USD ($)	Nov. 16, 2023 USD ($)	Oct. 13, 2023 USD ($)	Sep. 07, 2023 USD ($)	Jun. 20, 2023 USD ($)	May 30, 2023 USD ($)	May 25, 2023 USD ($)	Apr. 24, 2023 USD ($)	Mar. 23, 2023 USD ($)	Mar. 16, 2023 USD ($)	Jan. 11, 2023 USD ($)	Jan. 09, 2023 USD ($)	Jan. 04, 2023 USD ($)	Dec. 20, 2022 USD ($)	Dec. 07, 2022 USD ($)	Dec. 05, 2022 USD ($)	Nov. 22, 2022 USD ($)	Nov. 14, 2022 USD ($)	Oct. 13, 2022 USD ($)	Oct. 07, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 28, 2022 USD ($)	Jun. 21, 2022 USD ($)	Jun. 17, 2022 USD ($)	Apr. 29, 2022 USD ($)	Apr. 28, 2022 USD ($)	Mar. 08, 2022 USD ($)	Feb. 01, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 18, 2022 USD ($)	Jan. 07, 2022 USD ($)	Jan. 05, 2022 USD ($)	Dec. 21, 2021 USD ($)	Oct. 25, 2021 USD ($)	Oct. 12, 2021 USD ($)	Aug. 25, 2021 USD ($)	Aug. 12, 2021 USD ($)	Jun. 24, 2021 USD ($)	Jun. 10, 2021 USD ($)	Jun. 07, 2021 USD ($)	Jun. 04, 2021 USD ($)	Nov. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	May 14, 2024 USD ($)	Dec. 01, 2023 USD ($)	Jun. 19, 2023 USD ($)	May 26, 2023 USD ($)	Apr. 19, 2023 USD ($)	Dec. 15, 2022 USD ($)	Dec. 14, 2022 USD ($)	Nov. 17, 2022 USD ($)	Nov. 11, 2022 USD ($)	Sep. 29, 2022 USD ($)	May 12, 2022 USD ($)	Apr. 21, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 28, 2021 USD ($)	Dec. 24, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 16, 2021 USD ($)	Jul. 08, 2021 USD ($)	Jun. 01, 2021 USD ($)	May 25, 2021 EUR (€)	Mar. 29, 2021 USD ($)	Mar. 24, 2021 USD ($)	Mar. 19, 2021 USD ($)	Mar. 18, 2021 USD ($)	Jan. 27, 2021 USD ($)	May 29, 2020 USD ($)	Apr. 24, 2020 USD ($)	Jun. 28, 2019 USD ($)	Jun. 24, 2019 USD ($)	Jun. 18, 2019 USD ($)	Jul. 17, 2018 USD ($)
Long-Term Debt, Current Maturities																																																												$ 338,729,000		$ 347,027,000
Long-Term Debt, Gross																																																												$ 2,280,754,000		2,365,083,000
Term Loan, Value Maintenance Clauses for Specific One																																																												140.00%
Interest Expense, Operating and Nonoperating																																																												$ 72,702,000	$ 73,954,000
Other Long-Term Debt																																																												609,168,000		$ 632,892,000
Interest Expense, Debt																																																												$ 58,512,000	65,679,000
Minimum [Member]
Term Loan, Value Maintenance Clauses																																																												110.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses																																																												125.00%
Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Debt Instrument, Face Amount																																																																															$ 120,000,000
Repayments of Debt													$ 16,310,000					$ 6,985,000																					$ 51,885,000		$ 38,844,000
Proceeds from Issuance of Debt																																																								$ 30,150,000	$ 27,600,000	$ 28,050,000	$ 34,200,000
Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Debt Instrument, Face Amount																																																												$ 37,378,000																		$ 125,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												25,966,200
Repayments of Debt							$ 11,197,000		$ 5,510,000								$ 5,226,000																$ 38,020,000
Proceeds from Issuance of Debt																																																					$ 13,374,000	$ 14,100,000	$ 33,645,000	7,347,000	$ 32,430,000	18,000,000
Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Debt Instrument, Face Amount																																																																												$ 100,000,000
Repayments of Debt													49,469,000
Proceeds from Issuance of Debt																																																					$ 56,700,000
Five Pre- and Post-delivery Financial Agreements [Member]
Interest Expense, Operating and Nonoperating																																																												8,120,000	8,566,000
Financial Arrangement, Share Purchase Agreement [Member]
Repayments of Long-Term Debt																																$ 77,435,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												32,022,000
Interest Expense, Operating and Nonoperating																																																												5,797,000	6,384,000
Financing Arrangements [Member]
Other Long-Term Debt																																																												$ 609,168,000
Term Loan and Other Financing Arrangements [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time																																																												5.00%		5.10%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																																																												2.64%		2.64%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																																																												8.95%		9.00%
Loans Payable [Member]
Long-Term Debt, Gross																																																												$ 1,564,536,000		$ 1,621,691,000
Loans Payable [Member] | Venetiko [Member]
Repayments of Debt																																													$ 7,395,100
Loans Payable [Member] | ZIM Shanghai [Member]
Repayments of Debt																																											$ 6,531,000
Loans Payable [Member] | ZIM New York [Member]
Repayments of Debt																																										$ 6,136,000
Loans Payable [Member] | Sealand Illinois [Member]
Repayments of Debt																												$ 6,492,000
Loans Payable [Member] | Oakland [Member]
Repayments of Debt											$ 2,668,200
Loans Payable [Member] | Loan Agreement with 11 Companies, Refinancing Tranche [Member]
Debt Instrument, Face Amount																																																												7,030,000
Debt Instrument, Periodic Payment, Total																																																												769,400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												106,100
Loans Payable [Member] | Singleton Shipping Co. and Tatum Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																																																																													$ 48,000,000
Repayments of Long-Term Debt																				$ 34,400,000
Long-Term Debt, Gross																																																												0		0
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																												$ 136,000,000
Repayments of Long-Term Debt																					$ 82,800,000
Long-Term Debt, Gross																																																												0		0
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																											$ 68,000,000
Repayments of Long-Term Debt																				$ 48,500,000
Long-Term Debt, Gross																																																												0		0
Loans Payable [Member] | Costamare Inc. 2 [Member]
Debt Instrument, Face Amount																																																																																										$ 150,000,000
Repayments of Long-Term Debt																			$ 112,430,000
Long-Term Debt, Gross																																																												21,617,000		29,735,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al 2 [Member]
Debt Instrument, Face Amount																																																																																									$ 70,000,000
Repayments of Long-Term Debt														$ 14,186,000									$ 8,503,000				$ 8,264,000			$ 13,964,000					$ 3,062,000
Loans Payable [Member] | Caravokyra Maritime Corporation et al. [Member]
Debt Instrument, Face Amount																																																																																								$ 70,000,000
Repayments of Long-Term Debt																$ 6,663,000								$ 6,927,600							$ 35,885,000
Long-Term Debt, Gross																																																												0		0
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																							$ 12,500,000
Repayments of Long-Term Debt														9,980,000
Long-Term Debt, Gross																																																												0		0
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																						$ 23,000,000
Repayments of Long-Term Debt																					$ 17,750,000
Long-Term Debt, Gross																																																												0		0
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																												57,589,300																									$ 150,000,000
Long-Term Debt, Gross																																																												115,179,000		120,536,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement Each Tranche [Member]
Debt Instrument, Periodic Payment, Total																																																												1,339,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												21,428,600
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																												55,125,000																								$ 147,000,000
Long-Term Debt, Gross																																																												110,250,000		115,904,000
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche A [Member]
Debt Instrument, Periodic Payment, Total																																																												1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												28,269,200
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche B [Member]
Debt Instrument, Face Amount																																																												55,125,000
Debt Instrument, Periodic Payment, Total																																																												1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												28,269,200
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																												55,675,000																							$ 75,000,000
Debt Instrument, Periodic Payment, Total																																																												1,425,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												28,600,000
Long-Term Debt, Gross																																																												55,675,000		58,525,000
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Debt Instrument, Face Amount																																																																																	$ 158,105,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Refinancing Tranche [Member]
Proceeds from Issuance of Long-term Debt, Total																																																	$ 50,105,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche C [Member]
Repayments of Long-Term Debt																																				$ 34,730,000
Proceeds from Issuance of Long-term Debt, Total																																																	$ 38,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche A [Member]
Debt Instrument, Face Amount																																																												17,000,000
Debt Instrument, Periodic Payment, Total																																																												1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												2,000,000
Proceeds from Issuance of Long-term Debt, Total																																																$ 35,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche B [Member]
Debt Instrument, Face Amount																																																												17,000,000
Debt Instrument, Periodic Payment, Total																																																												1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												2,000,000
Proceeds from Issuance of Long-term Debt, Total																																														$ 35,000,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																$ 79,000,000
Repayments of Long-Term Debt																61,895,000
Long-Term Debt, Gross																																																												0		0
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche A [Member]
Proceeds from Issuance of Long-term Debt, Total																																															$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche C [Member]
Proceeds from Issuance of Long-term Debt, Total																																												$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche D [Member]
Proceeds from Issuance of Long-term Debt, Total																																						$ 11,500,000
Loans Payable [Member] | Acquisition of Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena [Member]
Debt Instrument, Face Amount																																																												21,617,000																				$ 62,500,000
Repayments of Long-Term Debt					$ 5,844,000					$ 1,775,000					$ 5,475,000																																			$ 1,775,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												12,411,300
Proceeds from Issuance of Debt																																																								$ 5,963,800		$ 7,300,000	$ 49,236,300
Loans Payable [Member] | Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Debt Instrument, Face Amount																																																												38,601,000																	$ 55,000,000
Debt Instrument, Periodic Payment, Total																																																												1,547,100
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												21,583,000
Proceeds from Issuance of Debt																																								$ 52,525,000
Long-Term Debt, Gross																																																												38,601,000		41,695,000
Loans Payable [Member] | Refinance Term Loan to Vulpecula, Volans, Virgo and Vela and Tranche C of 11 Companies Term Loan [Member]
Debt Instrument, Face Amount																																																												31,250,000															$ 85,000,000
Debt Instrument, Periodic Payment, Total																																																												1,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												19,000,000
Proceeds from Issuance of Debt																																					$ 85,000,000
Loans Payable [Member] | Refinance Term Loan for Merida, Bermondi, Titan I and Uruguay [Member]
Debt Instrument, Face Amount																																																																										$ 40,500,000
Repayments of Long-Term Debt	$ 15,780,000			$ 6,125,000
Proceeds from Issuance of Debt																																		$ 40,500,000
Loans Payable [Member] | Refinance Term Loans of 17 Companies [Member]
Debt Instrument, Face Amount																																																												335,810,000													$ 500,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												89,523,800
Proceeds from Issuance of Debt																																																				$ 500,000,000
Loans Payable [Member] | Refinance Term Loan for Reddick Shipping and Verandi Shipping [Member]
Debt Instrument, Face Amount																																																												27,000,000												$ 46,000,000
Proceeds from Issuance of Debt																													$ 46,000,000
Loans Payable [Member] | Refinance Term Loan for Quentin Shipping and Sander Shipping [Member]
Debt Instrument, Face Amount																																																												34,718,800											$ 85,000,000
Debt Instrument, Periodic Payment, Total																																																												1,296,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												1,000,000
Proceeds from Issuance of Debt																										$ 85,000,000
Loans Payable [Member] | Refinance Term Loan for Greneta Marine Corp, Merle Marine Corp and Gassin Marine Corp [Member]
Debt Instrument, Face Amount																																																												24,068,000										$ 30,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												6,273,800
Proceeds from Issuance of Debt																									$ 30,000,000
Loans Payable [Member] | Refinance Term Loan for Ten Companies [Member]
Debt Instrument, Face Amount																																																												228,810,000									$ 322,830,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												16,800,000
Proceeds from Issuance of Debt																																																			$ 322,830,000
Loans Payable [Member] | Secured Floating Interest Rate Loan Agreement With Thirteen Companies [Member]
Debt Instrument, Face Amount																																																												81,426,000								$ 120,000,000
Repayments of Long-Term Debt			$ 4,581,100		$ 9,915,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												34,581,900
Proceeds from Issuance of Debt												$ 27,450,000										$ 82,885,000
Loans Payable [Member] | NML Loan Agreement [Member]
Debt Instrument, Face Amount																																																												4,640,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												900,000
Long-Term Debt, Gross																																																												4,640,000		5,995,000
Loans Payable [Member] | Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																												59,000,000							$ 72,000,000
Debt Instrument, Periodic Payment, Total																																																												2,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												9,000,000
Proceeds from Issuance of Long-term Debt, Total																$ 69,000,000
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																		$ 25,548,000
Proceeds from Issuance of Long-term Debt, Total														$ 24,167,000
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Tranche A [Member]
Debt Instrument, Face Amount																																																												12,134,200
Debt Instrument, Periodic Payment, Total																																																												513,200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												3,923,000
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Tranche B [Member]
Debt Instrument, Face Amount																																																												8,532,800
Debt Instrument, Periodic Payment, Total																																																												361,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												2,744,000
Loans Payable [Member] | Loans Agreement With 15 Companies [Member]
Debt Instrument, Face Amount																																																												60,844,000					$ 150,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												36,172,000
Proceeds from Issuance of Long-term Debt, Total													$ 65,779,000
Debt Instrument, Undrawn Value																																																												84,221,000
Long-Term Debt, Current Maturities																																																												8,255,400
Loans Payable [Member] | Loans Agreements 4 NML Subsidiaries [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												14,400,000
Long-Term Debt, Gross																																																												32,760,000
Loans Payable [Member] | Loans Agreements, Two NML Subsidiaries [Member]
Debt Instrument, Periodic Payment, Total																																																												520,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												9,100,000
Long-Term Debt, Gross																																																												17,420,000
Loans Payable [Member] | Loan Agreements with 6 Companies [Member]
Debt Instrument, Face Amount																																																																$ 60,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												9,549,500
Proceeds from Issuance of Long-term Debt, Total						$ 16,380,000		$ 12,000,000
Long-Term Debt, Gross																																																												27,323,000
Debt Instrument, Unused Borrowing Capacity, Amount																																																												31,620,000
Loans Payable [Member] | Loans Agreements, Two NML Subsidiaries 2 [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												4,450,000
Long-Term Debt, Gross																																																												12,550,000
Loans Payable [Member] | Loans Agreements, One NML Subsidiary [Member]
Debt Instrument, Periodic Payment, Total																																																												247,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												1,477,000
Long-Term Debt, Gross																																																												5,437,000
Loans Payable [Member] | Loans Agreements, One NML Subsidiary 2 [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												2,000,000
Long-Term Debt, Gross																																																												5,924,000
Loans Payable [Member] | Loans Agreements, Two NML Subsidiaries 3 [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												5,250,000
Long-Term Debt, Gross																																																												10,106,000
Loans Payable [Member] | Loans Agreements, One NML Subsidiary 3 [Member]
Debt Instrument, Periodic Payment, Total																																																												351,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												5,580,000
Long-Term Debt, Gross																																																												11,898,000
Loans Payable [Member] | Loans Agreements, One NML Subsidiary 4 [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												4,275,000
Long-Term Debt, Gross																																																												11,812,000
Loans Payable [Member] | Loans Agreements, Three NML Subsidiaries [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												19,911,000
Long-Term Debt, Gross																																																												33,009,000
Loans Payable [Member] | Loans Agreement With Three Companies [Member]
Debt Instrument, Face Amount																																																															$ 16,780,000
Debt Instrument, Periodic Payment, Total																																																												441,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												6,942,800
Proceeds from Issuance of Long-term Debt, Total		$ 15,780,000
Long-Term Debt, Gross																																																												15,780,000
Loans Payable [Member] | Loans Agreements, Two NML Subsidiaries 4 [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																																												7,225,000
Long-Term Debt, Gross																																																												17,835,000
Unsecured Debt [Member]
Long-Term Debt, Gross																																																												107,050,000		$ 110,500,000
Unsecured Debt [Member] | The Bond [Member]
Debt Instrument, Face Amount | €																																																																																		€ 100
Long-Term Debt, Gross																																																												107,050,000
Interest Expense, Operating and Nonoperating																																																												$ 1,474,000	$ 1,470,000
Debt Instrument, Interest Rate, Stated Percentage																																																																																		2.70%
Debt Instrument, Early Redemption Requirement, Minimum Prepayment by Issuer | €																																																																																		€ 10
Debt Instrument, Early Redemption Requirement, Minimum Nominal Value of After Prepayment | €																																																																																		€ 50
Unsecured Debt [Member] | The Bond [Member] | The Fifth or Sixth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																		1.50%
Unsecured Debt [Member] | The Bond [Member] | The Seventh or Eighth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																		0.50%
Unsecured Debt [Member] | The Bond [Member] | The Ninth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																		0.00%